Financial Risk Management (Details) - Schedule of financial assets and liabilities - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
suppley [Member] | U.S. Dollars [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[1]	$ 3.808	$ 3.975
suppley [Member] | Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[2]	0.004449	0.004706
suppley [Member] | Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[3]	0.000792	0.000998
demand [Member] | U.S. Dollars [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[1]	3.82	3.998
demand [Member] | Chilean Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[2]	0.004463	0.004733
demand [Member] | Colombian Pesos [Member]
Financial Risk Management (Details) - Schedule of financial assets and liabilities [Line Items]
Financial assets and liabilities	[3]	$ 0.000794	$ 0.001004

[1]	U.S. Dollar as published by the Superintendencia de Banca y Seguros (hereinafter SBS).
[2]	Chilean peso as published by Banco Central de Chile.
[3]	Colombian peso as published by Banco de la Republica de Colombia.